N-2 - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001803491
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		Hamilton Lane Private Assets Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$17.55	$15.81	$14.14	$12.35	$10.38
Activity from investment operations:
Net investment loss[1]	(0.39)	(0.26)	(0.25)	(0.44)	(0.50)
Net realized and unrealized gain/(loss) on investments	2.94	2.24	2.04	2.42	2.65
Net increase in reimbursement by affiliate (Note 7)	—	—	— [2,3]	—	— [2,4]
Total from investment operations	2.55	1.98	1.79	1.98	2.15

Distributions to investors
From net realized gains	(0.33)	(0.24)	(0.12)	(0.19)	(0.18)
Total distributions to investors	(0.33)	(0.24)	(0.12)	(0.19)	(0.18)

Net Asset Value per share, end of period	$19.77	$17.55	$15.81	$14.14	$12.35

Net Assets, end of year (in thousands)	$3,493,641	$2,168,884	$1,149,828	$534,134	$329,989

Ratios to average net assets:
Net investment income (loss)[5]	(0.63)%	(0.73)%	0.31%	(0.76)%	(1.21)%

Gross expenses[6]	3.40%	2.93%	4.26%	4.62%	5.44%
Expense Recoupment/ (Reimbursement)	0.00%	0.00%	0.00%	0.02%	0.15%
Net expenses[6]	3.40%	2.93%	4.26%	4.64%	5.59%

Total Return[7]	14.60%[8]	12.59%[8]	12.68%[8]	16.10%[8]	20.77%[8]

Portfolio turnover rate	0.22%	0.02%	0.00%	0.00%	0.00%

Senior Securities
Total borrowings (000s)	$76,482	$36,192	$55,000	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	$76,648	$101,063	$33,286	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	During the year ended March 31, 2022, the Adviser reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund’s total return.
[5]

Net investment income (loss) ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 1.45% for the year ended March 31, 2026, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 3.11% for the year ended March 31, 2022, resulting in a net investment loss ratio of (2.08)% for the year ended March 31, 2026, (1.57)% for the year ended March 31, 2025, (1.64)% for the year ended March 31, 2024, (3.28)% for the year ended March 31, 2023, and (4.32)% for the year ended March 31, 2022. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[6]

If Incentive Fees had been excluded, the expense ratios would have decreased by 1.45% for the year ended March 31, 2026, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year and March 31, 2022. Expenses do not include expenses from underlying funds in which the Fund invests.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[9]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$17.00	$15.43	$13.90	$12.23	$10.38
Activity from investment operations:
Net investment loss[1]	(0.51)	(0.37)	(0.35)	(0.53)	(0.58)
Net realized and unrealized gain/(loss) on investments	2.75	2.18	2.00	2.39	2.61
Net increase in reimbursement by affiliate (Note 7)	—	—	— [2,3]	—	— [2,4]
Total from investment operations	2.24	1.81	1.65	1.86	2.03

Distributions to investors
From net realized gains	(0.33)	(0.24)	(0.12)	(0.19)	(0.18)
Total distributions to investors	(0.33)	(0.24)	(0.12)	(0.19)	(0.18)

Net Asset Value per share, end of period	$18.91	$17.00	$15.43	$13.90	$12.23

Net Assets, end of year (in thousands)	$2,192,694	$1,372,580	$567,072	$4,665	$929

Ratios to average net assets:
Net investment loss[5]	(1.40)%	(1.43)%	(0.39)%	(1.47)%	(1.91)%

Gross expenses[6]	4.03%	3.63%	4.96%	5.33%	6.14%
Expense Recoupment/ (Reimbursement)	0.00%	0.00%	0.00%	0.02%	0.15%
Net expenses[6]	4.03%	3.63%	4.96%	5.35%	6.29%

Total Return[7]	13.23%	11.79%[8]	11.89%[8]	15.28%[8]	19.61%[8]

Portfolio turnover rate	0.22%	0.02%	0.00%	0.00%	0.00%

Senior Securities
Total borrowings (000s)	$76,482	$36,192	$55,000	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	$76,648	$101,063	$33,286	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund's total return.
[4]	During the year ended March 31, 2022, the Adviser reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund's total return.
[5]

Net investment loss ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 1.38% for the year ended March 31 2026, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 3.11% for the year ended March 31, 2022, resulting in a net investment loss ratio of (2.78)% for the year ended March 31, 2026, (2.36)% for the year ended March 31, 2025, (2.34)% for the year ended March 31, 2024, (3.28)% for the year ended March 31, 2023, and (4.32)% for the year ended March 31, 2022. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[6]

If Incentive Fees had been excluded, the expense ratios would have decreased by 1.38% for the year ended March 31, 2026, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 3.11% for the year ended March 31, 2022. Expenses do not include expenses from underlying funds in which the Fund invests.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[9]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period August 1, 2021* through March 31, 2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$17.36	$15.68	$14.07	$12.32	$11.10
Activity from investment operations:
Net investment loss[1]	(0.43)	(0.30)	(0.28)	(0.47)	(0.35)
Net realized and unrealized gain/(loss) on investments	2.93	2.22	2.01	2.41	1.75
Net increase in reimbursement by affiliate (Note 7)	—	—	— [2,3]	—	—
Total from investment operations	2.50	1.92	1.73	1.94	1.40

Distributions to investors
From net realized gains	(0.33)	(0.24)	(0.12)	(0.19)	(0.18)
Total distributions to investors	(0.33)	(0.24)	(0.12)	(0.19)	(0.18)

Net Asset Value per share, end of period	$19.53	$17.36	$15.68	$14.07	$12.32

Net Assets, end of year (in thousands)	$99,416	$79,916	$58,829	$29,734	$12,812

Ratios to average net assets:
Net investment income (loss)[4,5]	(0.87)%	(0.98)%	0.06%	(1.01)%	(1.44)%

Gross expenses[6]	3.64%	3.18%	4.51%	4.87%	4.43%
Expense Recoupment/(Reimbursement)	0.00%	0.00%	0.00%	0.02%	0.26%
Net expenses[6]	3.64%	3.18%	4.51%	4.89%	4.69%

Total Return[7]	14.47%	12.31%[8]	12.32%[8]	15.82%[8]	12.66%[8,9]

Portfolio turnover rate	0.22%	0.02%	0.00%	0.00%	0.00%[9]

Senior Securities
Total borrowings (000s)	$76,482	$36,192	$55,000	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[10]	$76,648	$101,063	$33,286	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[5]

Net investment income (loss) ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 1.44% for the year ended March 31, 2026, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 1.96% for the period August 1, 2021 through March 31, 2022, resulting in a net investment loss ratio of (2.33)% for the year ended March 31, 2026, (1.91)% for the year ended March 31, 2025, (1.89)% for the year ended March 31, 2024, (3.53)% for the year ended March 31, 2023, and (3.40)% for the period August 1, 2021 through March 31, 2022. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[6]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.44% for the year ended March 31, 2026, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 1.96% for the period August 1, 2021 through March 31, 2022. Expenses do not include expenses from underlying funds in which the Fund invests.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[9]	Not annualized.
[10]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*	The Class commenced operations on August 1, 2021.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Hamilton Lane Private Assets Fund (the “Fund”) a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. Pursuant to an investment management agreement (the “Investment Management Agreement”), Hamilton Lane Advisors, L.L.C. (the “Adviser” or “Hamilton Lane”), a Pennsylvania limited liability company, serves as the investment adviser of the Fund. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware trust on February 7, 2020 and commenced operations on January 4, 2021. Prior to the commencement of the Fund’s operations (“Commencement of Operations”), the Hamilton Lane Evergreen Private Fund LP (the “Predecessor Fund”) reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same investment adviser and portfolio managers.

The Fund is a “fund of funds” that invests primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles. The Fund’s investments will include secondary purchases of interests in existing private markets funds that are acquired in privately negotiated transactions, typically after the end of the private markets fund’s fundraising period (“Secondary Investments”) and investments may include primary investments which are interests or investments in newly established private markets funds (collectively, “Investment Funds”). The Fund’s investments will also include direct investments in the equity or debt of a company (collectively, “Direct Investments”). The Fund’s primary investment objective is to generate capital appreciation over the medium- and long-term through investments in private assets globally.

Risk Factors [Table Text Block]

Note 8 – Certain Risk Factors and Conflicts of Interest

Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S.and around the world, the impact of natural disasters, growing social and political discord in the various counties, including the U.S., the response of the international community — through economic sanctions and otherwise — to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events may result in market volatility, may have long-termadverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-termmarket volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of Portfolio Fund has a commercial relationship with a bank that has failed or is otherwise distressed, the Portfolio Fund or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S.or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-overeffects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could become more significant. Certain assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S.government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the U.S.and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder tenders. The Fund could seek to not conduct repurchase offers in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Note 10 – Additional Risk Factors

Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the various counties, including the U.S., the response of the international community — through economic sanctions and otherwise — to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events may result in market volatility, may have long-term adverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of Portfolio Fund has a commercial relationship with a bank that has failed or is otherwise distressed, the Portfolio Fund or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-overeffects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could become more significant. Certain assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S.government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the U.S.and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder tenders. The Fund could seek to not conduct repurchase offers in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Note 15 – SOFR Risk

SOFR Risk. The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR, resulting in a potential period of time where a benchmark may be unavailable. The use of SOFR may also result in a mismatch, during a transition period or otherwise, between a rate used for leverage facilities and another used for one or more of the Fund’s investments. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 13 – Capital Share Transactions

The Fund offers three separate classes of Shares designated as Class I Shares, Class R Shares and Class D Shares (each, a “Class”). Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Adviser has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The minimum initial investment in Class I Shares by an investor in the Fund is $1,000,000, the minimum initial investment in Class R Shares by an investor is $50,000 and the minimum initial investment in Class D Shares by an investor in the Fund is $50,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem its Shares. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5.00% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30.

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than one year, then such repurchase will be subject to a 2.00% early repurchase fee (“Early Repurchase Fee”) payable to the Fund. Shares tended for repurchase will be treated as having been repurchased on a “first-in, first-out” basis. The Early Repurchase Fee may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. The Early Repurchase Fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the Early Repurchase Fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an early repurchase fee it will do so consistently with the requirements of Rule 22d-1 under the Investment Company Act, and the Fund’s waiver of, scheduled variation in, or elimination of, the Early Repurchase Fee will apply uniformly to all Shareholders regardless of Share Class.

The Fund has adopted an “opt-out” dividend reinvestment plan pursuant to which all Shareholders will have the full amount of their cash distributions reinvested in additional Shares unless a Shareholder elects otherwise.

Long Term Debt [Table Text Block]

Note 16 – Line of Credit

As of June 30, 2023 the Fund secured a committed, secured line of credit (the “Facility”) with JPMorgan Chase Bank, N.A. All assets are pledged as collateral for the Facility and the Facility has the following terms: (a) Upfront Fees of $600,000 in effect on the Closing Date, (b) a Commitment Fee in an amount equal to one hundred twenty-five (125) basis points (1.25%) of the aggregate undrawn Commitment then in effect, (c) a commitment amount of $75,000,000, (d) interest rate of applicable Adjusted term SOFR rate plus 4.21% per annum, and (e) termination date of June 30, 2027. The Facility was amended on September 3, 2024 (with the following revised terms: a) Upfront Fees of $2,087,500 in effect on the Effective Date, (b) a Commitment Fee in an amount equal to one hundred twenty-five (125) basis points (1.25%) of the aggregate undrawn Commitment then in effect, (c) a commitment amount of $250,000,000, (d) interest rate of applicable Adjusted term SOFR rate plus 4.21% per annum, and (e) termination date of June 30, 2028. For the year ended March 31, 2026, the Fund’s unused line of credit fees incurred are reported on the Consolidated Statement of Operations. During the year ended March 31, 2026, the Fund did not utilize the Facility.

As of December 9, 2024, the HL PAF DaVinci SPV LLC, a wholly-owned subsidiary of the Fund, secured a committed, secured line of credit €33,450,000 (equivalent to $35,430,240) and a revolving credit line €7,805,000 (equivalent to $8,267,056) (the “Second Facility” and together with the “Facility”, the “Facilities”) with JPMorgan Chase Bank, N.A. All assets are pledged as collateral for the Second Facility and has the following terms: (a) Upfront Fees of €206,275 (equivalent to $218,486) in effect on the Closing Date, (b) a Commitment Fee in an amount equal to forty (40) basis points (0.40%) of the aggregate undrawn Commitment then in effect, (c) a commitment amount of €33,243,725 (equivalent to $35,211,754) (d) interest rate of applicable Adjusted term EURIBOR screen rate, and (e) termination date of December 9, 2026. For the year ended March 31, 2026, the Fund’s unused line of credit fees for the Facilities incurred are reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded for the Second Facility as interest expense for the 365 days the Fund had outstanding borrowings were 4.64%, €33,450,000, €33,450,000, and €1,573,516, respectively. As of March 31, 2026 the Second Facility had an outstanding balance of €33,450,000, which is equivalent to $38,482,442.

As of June 24, 2025, the HL PAF DaVinci SPV LLC, a wholly-owned subsidiary of the Fund, secured a committed, secured line of credit $38,000,000 and a revolving credit line $5,000,000 (the “Third Facility” and together with the “Second Facility” and the “Facility”, the “Facilities”) with JPMorgan Chase Bank, N.A. All assets are pledged as collateral for the Third Facility and has the following terms: (a) Upfront Fees of $322,500 in effect on the Closing Date, (b) a Commitment Fee in an amount equal to forty (40) basis points (0.40%) of the aggregate undrawn Commitment then in effect, (c) a commitment amount of $37,677,500 (d) interest rate of applicable Adjusted term SOFR screen rate, and (e) termination date of June 23, 2028. For the year ended March 31, 2026, the Fund’s unused line of credit fees for the Facilities incurred are reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded for the Third Facility as interest expense for the 281 days the Fund had outstanding borrowings were 6.35%, $38,000,000, $38,000,000, and $1,878,149, respectively. As of March 31, 2026, the Third Facility had an outstanding balance of $38,000,000.

Long Term Debt, Title [Text Block]		Line of Credit
Outstanding Securities [Table Text Block]
Assets
Investments in unaffiliated investments, at fair value (cost $4,858,109,349)	$5,980,062,065
Investments in affiliated investments, at fair value (cost $98,277,374)	149,370,769
Cash	140,286
Distributions receivable from investments	626,470
Due from investment manager	783,212
Receivable for partners contributions	345,000
Interest receivable	541,372
Dividends receivable	32,037
Prepaid expenses and other assets	1,652,349
Total Assets	6,133,553,560

Liabilities
Proceeds from issuance of shares received in advance	120,044,812
Tenders payable	76,622,545
Line of credit payable	76,482,442
Payable for investments purchased	24,478,628
Investment management fees payable	20,135,943
Incentive fees payable	18,573,228
Distribution and service fees payable	4,296,836
Deferred tax liability payable	4,055,951
Current tax payable	1,754,154
Accounting and administration fees payable	325,763
Transfer agent fees payable	96,600
Custody fees payable	11,300
Other accrued expenses	925,369
Total Liabilities	347,803,571

Commitments and contingencies (see Note 12)

Net Assets	$5,785,749,989

Composition of Net Assets:
Paid-in capital	$4,737,281,755
Total distributable earnings	1,048,468,234
Net Assets	$5,785,749,989

Net Assets Attributable to:
Class I Shares	$3,493,640,812
Class R Shares	2,192,693,631
Class D Shares	99,415,546
$5,785,749,989

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Class I Shares	176,677,765
Class R Shares	115,953,405
Class D Shares	5,090,928
297,722,098

Net Asset Value per Share:
Class I Shares	$19.77
Class R Shares	$18.91
Class D Shares	$19.53

Outstanding Security, Authorized [Shares]		297,722,098
Certain Risk Factors and Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Certain Risk Factors and Conflicts of Interest

Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S.and around the world, the impact of natural disasters, growing social and political discord in the various counties, including the U.S., the response of the international community — through economic sanctions and otherwise — to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events may result in market volatility, may have long-termadverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-termmarket volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of Portfolio Fund has a commercial relationship with a bank that has failed or is otherwise distressed, the Portfolio Fund or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S.or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-overeffects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could become more significant. Certain assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S.government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the U.S.and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder tenders. The Fund could seek to not conduct repurchase offers in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Additional Risk Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Additional Risk Factors

Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the various counties, including the U.S., the response of the international community — through economic sanctions and otherwise — to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events may result in market volatility, may have long-term adverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of Portfolio Fund has a commercial relationship with a bank that has failed or is otherwise distressed, the Portfolio Fund or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-overeffects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could become more significant. Certain assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S.government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the U.S.and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder tenders. The Fund could seek to not conduct repurchase offers in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	SOFR Risk

SOFR Risk. The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR, resulting in a potential period of time where a benchmark may be unavailable. The use of SOFR may also result in a mismatch, during a transition period or otherwise, between a rate used for leverage facilities and another used for one or more of the Fund’s investments. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 76,482	$ 36,192	$ 55,000
Senior Securities Coverage per Unit	[1]	$ 76,648	$ 101,063	$ 33,286
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$17.55	$15.81	$14.14	$12.35	$10.38
Activity from investment operations:
Net investment loss[1]	(0.39)	(0.26)	(0.25)	(0.44)	(0.50)
Net realized and unrealized gain/(loss) on investments	2.94	2.24	2.04	2.42	2.65
Net increase in reimbursement by affiliate (Note 7)	—	—	— [2,3]	—	— [2,4]
Total from investment operations	2.55	1.98	1.79	1.98	2.15

Distributions to investors
From net realized gains	(0.33)	(0.24)	(0.12)	(0.19)	(0.18)
Total distributions to investors	(0.33)	(0.24)	(0.12)	(0.19)	(0.18)

Net Asset Value per share, end of period	$19.77	$17.55	$15.81	$14.14	$12.35

Net Assets, end of year (in thousands)	$3,493,641	$2,168,884	$1,149,828	$534,134	$329,989

Ratios to average net assets:
Net investment income (loss)[5]	(0.63)%	(0.73)%	0.31%	(0.76)%	(1.21)%

Gross expenses[6]	3.40%	2.93%	4.26%	4.62%	5.44%
Expense Recoupment/ (Reimbursement)	0.00%	0.00%	0.00%	0.02%	0.15%
Net expenses[6]	3.40%	2.93%	4.26%	4.64%	5.59%

Total Return[7]	14.60%[8]	12.59%[8]	12.68%[8]	16.10%[8]	20.77%[8]

Portfolio turnover rate	0.22%	0.02%	0.00%	0.00%	0.00%

Senior Securities
Total borrowings (000s)	$76,482	$36,192	$55,000	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	$76,648	$101,063	$33,286	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	During the year ended March 31, 2022, the Adviser reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund’s total return.
[5]

Net investment income (loss) ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 1.45% for the year ended March 31, 2026, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 3.11% for the year ended March 31, 2022, resulting in a net investment loss ratio of (2.08)% for the year ended March 31, 2026, (1.57)% for the year ended March 31, 2025, (1.64)% for the year ended March 31, 2024, (3.28)% for the year ended March 31, 2023, and (4.32)% for the year ended March 31, 2022. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[6]

If Incentive Fees had been excluded, the expense ratios would have decreased by 1.45% for the year ended March 31, 2026, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year and March 31, 2022. Expenses do not include expenses from underlying funds in which the Fund invests.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[9]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Averaging Method, Note [Text Block]		Per share data is computed using the average shares method.
General Description of Registrant [Abstract]
NAV Per Share		$ 19.77
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		176,677,765
Class R Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 76,482	$ 36,192	$ 55,000
Senior Securities Coverage per Unit	[2]	$ 76,648	$ 101,063	$ 33,286
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$17.00	$15.43	$13.90	$12.23	$10.38
Activity from investment operations:
Net investment loss[1]	(0.51)	(0.37)	(0.35)	(0.53)	(0.58)
Net realized and unrealized gain/(loss) on investments	2.75	2.18	2.00	2.39	2.61
Net increase in reimbursement by affiliate (Note 7)	—	—	— [2,3]	—	— [2,4]
Total from investment operations	2.24	1.81	1.65	1.86	2.03

Distributions to investors
From net realized gains	(0.33)	(0.24)	(0.12)	(0.19)	(0.18)
Total distributions to investors	(0.33)	(0.24)	(0.12)	(0.19)	(0.18)

Net Asset Value per share, end of period	$18.91	$17.00	$15.43	$13.90	$12.23

Net Assets, end of year (in thousands)	$2,192,694	$1,372,580	$567,072	$4,665	$929

Ratios to average net assets:
Net investment loss[5]	(1.40)%	(1.43)%	(0.39)%	(1.47)%	(1.91)%

Gross expenses[6]	4.03%	3.63%	4.96%	5.33%	6.14%
Expense Recoupment/ (Reimbursement)	0.00%	0.00%	0.00%	0.02%	0.15%
Net expenses[6]	4.03%	3.63%	4.96%	5.35%	6.29%

Total Return[7]	13.23%	11.79%[8]	11.89%[8]	15.28%[8]	19.61%[8]

Portfolio turnover rate	0.22%	0.02%	0.00%	0.00%	0.00%

Senior Securities
Total borrowings (000s)	$76,482	$36,192	$55,000	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	$76,648	$101,063	$33,286	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund's total return.
[4]	During the year ended March 31, 2022, the Adviser reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund's total return.
[5]

Net investment loss ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 1.38% for the year ended March 31 2026, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 3.11% for the year ended March 31, 2022, resulting in a net investment loss ratio of (2.78)% for the year ended March 31, 2026, (2.36)% for the year ended March 31, 2025, (2.34)% for the year ended March 31, 2024, (3.28)% for the year ended March 31, 2023, and (4.32)% for the year ended March 31, 2022. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[6]

If Incentive Fees had been excluded, the expense ratios would have decreased by 1.38% for the year ended March 31, 2026, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 3.11% for the year ended March 31, 2022. Expenses do not include expenses from underlying funds in which the Fund invests.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[9]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period August 1, 2021* through March 31, 2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$17.36	$15.68	$14.07	$12.32	$11.10
Activity from investment operations:
Net investment loss[1]	(0.43)	(0.30)	(0.28)	(0.47)	(0.35)
Net realized and unrealized gain/(loss) on investments	2.93	2.22	2.01	2.41	1.75
Net increase in reimbursement by affiliate (Note 7)	—	—	— [2,3]	—	—
Total from investment operations	2.50	1.92	1.73	1.94	1.40

Distributions to investors
From net realized gains	(0.33)	(0.24)	(0.12)	(0.19)	(0.18)
Total distributions to investors	(0.33)	(0.24)	(0.12)	(0.19)	(0.18)

Net Asset Value per share, end of period	$19.53	$17.36	$15.68	$14.07	$12.32

Net Assets, end of year (in thousands)	$99,416	$79,916	$58,829	$29,734	$12,812

Ratios to average net assets:
Net investment income (loss)[4,5]	(0.87)%	(0.98)%	0.06%	(1.01)%	(1.44)%

Gross expenses[6]	3.64%	3.18%	4.51%	4.87%	4.43%
Expense Recoupment/(Reimbursement)	0.00%	0.00%	0.00%	0.02%	0.26%
Net expenses[6]	3.64%	3.18%	4.51%	4.89%	4.69%

Total Return[7]	14.47%	12.31%[8]	12.32%[8]	15.82%[8]	12.66%[8,9]

Portfolio turnover rate	0.22%	0.02%	0.00%	0.00%	0.00%[9]

Senior Securities
Total borrowings (000s)	$76,482	$36,192	$55,000	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[10]	$76,648	$101,063	$33,286	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[5]

Net investment income (loss) ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 1.44% for the year ended March 31, 2026, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 1.96% for the period August 1, 2021 through March 31, 2022, resulting in a net investment loss ratio of (2.33)% for the year ended March 31, 2026, (1.91)% for the year ended March 31, 2025, (1.89)% for the year ended March 31, 2024, (3.53)% for the year ended March 31, 2023, and (3.40)% for the period August 1, 2021 through March 31, 2022. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[6]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.44% for the year ended March 31, 2026, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 1.96% for the period August 1, 2021 through March 31, 2022. Expenses do not include expenses from underlying funds in which the Fund invests.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

Senior Securities Averaging Method, Note [Text Block]		Per share data is computed using the average shares method.
General Description of Registrant [Abstract]
NAV Per Share		$ 18.91
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		115,953,405
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 76,482	$ 36,192	$ 55,000		[3]
Senior Securities Coverage per Unit	[4]	$ 76,648	$ 101,063	$ 33,286		[3]
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period August 1, 2021* through March 31, 2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$17.36	$15.68	$14.07	$12.32	$11.10
Activity from investment operations:
Net investment loss[1]	(0.43)	(0.30)	(0.28)	(0.47)	(0.35)
Net realized and unrealized gain/(loss) on investments	2.93	2.22	2.01	2.41	1.75
Net increase in reimbursement by affiliate (Note 7)	—	—	— [2,3]	—	—
Total from investment operations	2.50	1.92	1.73	1.94	1.40

Distributions to investors
From net realized gains	(0.33)	(0.24)	(0.12)	(0.19)	(0.18)
Total distributions to investors	(0.33)	(0.24)	(0.12)	(0.19)	(0.18)

Net Asset Value per share, end of period	$19.53	$17.36	$15.68	$14.07	$12.32

Net Assets, end of year (in thousands)	$99,416	$79,916	$58,829	$29,734	$12,812

Ratios to average net assets:
Net investment income (loss)[4,5]	(0.87)%	(0.98)%	0.06%	(1.01)%	(1.44)%

Gross expenses[6]	3.64%	3.18%	4.51%	4.87%	4.43%
Expense Recoupment/(Reimbursement)	0.00%	0.00%	0.00%	0.02%	0.26%
Net expenses[6]	3.64%	3.18%	4.51%	4.89%	4.69%

Total Return[7]	14.47%	12.31%[8]	12.32%[8]	15.82%[8]	12.66%[8,9]

Portfolio turnover rate	0.22%	0.02%	0.00%	0.00%	0.00%[9]

Senior Securities
Total borrowings (000s)	$76,482	$36,192	$55,000	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[10]	$76,648	$101,063	$33,286	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[5]

Net investment income (loss) ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 1.44% for the year ended March 31, 2026, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 1.96% for the period August 1, 2021 through March 31, 2022, resulting in a net investment loss ratio of (2.33)% for the year ended March 31, 2026, (1.91)% for the year ended March 31, 2025, (1.89)% for the year ended March 31, 2024, (3.53)% for the year ended March 31, 2023, and (3.40)% for the period August 1, 2021 through March 31, 2022. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[6]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.44% for the year ended March 31, 2026, 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 1.96% for the period August 1, 2021 through March 31, 2022. Expenses do not include expenses from underlying funds in which the Fund invests.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[9]	Not annualized.
[10]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*	The Class commenced operations on August 1, 2021.

Senior Securities Averaging Method, Note [Text Block]		Per share data is computed using the average shares method.
General Description of Registrant [Abstract]
NAV Per Share		$ 19.53
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		5,090,928

[1]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[2]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[3]	The Class commenced operations on August 1, 2021.
[4]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.